Share-Based Compensation - Allocation of compensation expenses and related tax effects from the RSUs granted to employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 714,233	$ 798,519	$ 666,501
Research and development	175,557	151,386	122,265
General and administrative	28,503	29,281	23,915
Sales and marketing	25,459	23,080	16,675
Total compensation	140	38	8
Income tax benefit	41,098	110,657	11,712
Restricted stock units
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	472	676	70
Research and development	15,097	17,592	3,924
General and administrative	1,934	2,343	319
Sales and marketing	2,497	3,149	520
Total compensation	20,000	23,760	4,833
Income tax benefit	$ 4,201	$ 4,896	$ 1,044